PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

6.           PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of December 31,
	2020	2021	2022
	US$	US$	US$

Prepaid expenses	2,610	3,072	2,746
Advance to employees	801	825	755
Receivables related to disposal of long-term Investments	—	58,974	46,478
Interest receivable	4,530	4,349	3,496
Funds receivable	4,405	4,498	2,694
Properties held for sale	23,857	30,127	43,586
Others	5,685	13,875	18,635
Total	41,888	115,720	118,390
Less: allowance of credit losses	(2,210)	(3,629)	(9,343)
Prepayments and other current assets, net	39,678	112,091	109,047

The movements in the allowance for credit losses of prepayment and other current assets were as follows:

	For the Years Ended December 31,
	2020	2021	2022
	US$	US$	US$
Movement in allowance for credit losses
Balance at beginning of year	1,467	2,210	3,629
Additional provision	642	1,367	6,021
Foreign currency translation adjustments	101	52	(307)
Balance at end of year	2,210	3,629	9,343